Exchanged/Held-For-Exchange Animal Health Business - Additional Information (Detail) € in Millions	Dec. 31, 2016 EUR (€)
Animal Health Business [Member]
Disclosure of Assets Held for Sale [Line Items]
Short-term debt	€ 954